Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Series Trust
SPDR® S&P 500® ESG ETF
SPDR® S&P SmallCap 600 ESG ETF
(each a “Fund”)
Supplement dated January 27, 2025 to the Prospectus and Summary Prospectuses,
each dated October 31, 2024, as may be supplemented from time to time
Effective February 10, 2025 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to the name of each Fund’s benchmark index in the Prospectus and corresponding Summary Prospectus are deleted and replaced as set forth in the table below. These changes will not result in any changes to the index methodologies or to a Fund’s investment objective or principal strategy.

Fund Name	Current Benchmark Index Name	New Benchmark Index Name
SPDR S&P 500 ESG ETF	S&P 500 ESG Index	S&P 500 Scored & Screened Index

SPDR S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Scored & Screened Index

SPDR S&P 500 ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Series Trust
SPDR® S&P 500® ESG ETF
SPDR® S&P SmallCap 600 ESG ETF
(each a “Fund”)
Supplement dated January 27, 2025 to the Prospectus and Summary Prospectuses,
each dated October 31, 2024, as may be supplemented from time to time
Effective February 10, 2025 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to the name of each Fund’s benchmark index in the Prospectus and corresponding Summary Prospectus are deleted and replaced as set forth in the table below. These changes will not result in any changes to the index methodologies or to a Fund’s investment objective or principal strategy.

Fund Name	Current Benchmark Index Name	New Benchmark Index Name
SPDR S&P 500 ESG ETF	S&P 500 ESG Index	S&P 500 Scored & Screened Index

SPDR S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Scored & Screened Index

SPDR S&P SmallCap 600 ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Series Trust
SPDR® S&P 500® ESG ETF
SPDR® S&P SmallCap 600 ESG ETF
(each a “Fund”)
Supplement dated January 27, 2025 to the Prospectus and Summary Prospectuses,
each dated October 31, 2024, as may be supplemented from time to time
Effective February 10, 2025 (the “Effective Date”), the name of each Fund’s benchmark index will change. Accordingly, as of the Effective Date, all references to the name of each Fund’s benchmark index in the Prospectus and corresponding Summary Prospectus are deleted and replaced as set forth in the table below. These changes will not result in any changes to the index methodologies or to a Fund’s investment objective or principal strategy.

Fund Name	Current Benchmark Index Name	New Benchmark Index Name
SPDR S&P 500 ESG ETF	S&P 500 ESG Index	S&P 500 Scored & Screened Index

SPDR S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Scored & Screened Index